Loss Per Ordinary Share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Summary of Earnings Per Share
	For the year ended December 31
	2019	2020	2021
Basic and diluted loss per ordinary share	$(0.29)	$(0.08)	$(0.10)
Basic and diluted loss per equivalent ADS	$(1.45)	$(0.40)	$(0.48)

Summary of Loss and Weighted-Average Number of Ordinary Shares Outstanding

Each ADS represents five ordinary shares. The loss and weighted-average number of ordinary shares outstanding used in the computation of loss per share are as follows:

	For the year ended December 31
	2019	2020	2021
Loss used in the computation of basic and diluted loss per ordinary share	$(47,015,967)	$(16,197,889)	$(31,321,618)
Weighted-average number of ordinary shares in the computation of basic loss per ordinary share	162,392,602	192,226,528	325,684,272
Weighted-average number of equivalent ADS in the computation of basic loss per ADS	32,478,520	38,445,306	65,136,854